LEASES (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) item	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Lessee, Lease, Description [Line Items]
Long-term lending annual rate	4.35%
Non-cash ROU asset				$ 479,744	¥ 3,342,278
Non-cash lease liability				$ 479,744	¥ 3,342,278
Amount of operating lease expense	$ 0		$ 3,819
Operating leases expenses	$ 59,658	$ 56,070	$ 56,070
Number of scheduled rental payment (lease repayment) and current lease liabilities missed | item	1
Minimum
Lessee, Lease, Description [Line Items]
Initial term of lease	1 year
Maximum
Lessee, Lease, Description [Line Items]
Initial term of lease	5 years